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                       MFS Managed Sectors Fund
                     MFS Government Mortgage Fund
                    MFS World Asset Allocation Fund
                     MFS International Growth Fund
                        MFS New Discovery Fund
               MFS International Growth and Income Fund
                  MFS Research Growth and Income Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                        MFS Equity Income Fund
                    MFS Alabama Municipal Bond Fund
                    MFS Research International Fund
                   MFS Arkansas Municipal Bond Fund
                       MFS Strategic Growth Fund
                  MFS California Municipal Bond Fund
                       MFS Emerging Growth Fund
                    MFS Florida Municipal Bond Fund
                       MFS Large Cap Growth Fund
                    MFS Georgia Municipal Bond Fund
                     MFS Intermediate Income Fund
                   MFS Maryland Municipal Bond Fund
                         MFS High Income Fund
                 MFS Massachusetts Municipal Bond Fund
                        MFS Municipal Bond Fund
                  MFS Mississippi Municipal Bond Fund
                        MFS Mid Cap Growth Fund
                   MFS New York Municipal Bond Fund
                         MFS Total Return Fund
                MFS North Carolina Municipal Bond Fund
                           MFS Research Fund
                 MFS Pennsylvania Municipal Bond Fund
                      MFS World Total Return Fund
                MFS South Carolina Municipal Bond Fund
                          MFS Utilities Fund
                   MFS Tennessee Municipal Bond Fund
                         MFS World Equity Fund
                   MFS Virginia Municipal Bond Fund
                      MFS World Governments Fund
                 MFS West Virginia Municipal Bond Fund
                            MFS Value Fund
                       MFS Municipal Income Fund
                       MFS Strategic Income Fund
                     MFS Growth Opportunities Fund
                         MFS World Growth Fund
                    MFS Government Securities Fund
                             MFS Bond Fund
               Massachusetts Investors Growth Stock Fund
                       MFS Limited Maturity Fund
                 MFS Government Limited Maturity Fund
                  MFS Municipal Limited Maturity Fund
                     Massachusetts Investors Trust
                    MFS Union Standard Equity Fund


                 Supplement to the Current Prospectus



         During the period from January 2, 1998 through April 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by A. G. Edwards & Sons, Inc. to shareholders purchasing such Funds through MFS Individual Retirement Accounts (excluding SEP-IRAs and SIMPLE IRAs) ("Eligible IRAs") during the Sales Period. In addition, MFD will pay A. G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Funds sold by A.
G. Edwards & Sons, Inc. to shareholders purchasing such Funds through Eligible IRAs during the Sales Period. A Letter of Acceptance with respect to the transfer of funds into such Eligible IRA must be received by MFS Service Center, Inc. (the "Shareholder Servicing Agent") during the Sales Period, and the Shareholder Servicing Agent must receive the proceeds representing such transfer by May 29, 1998, in order for the dealer to receive the above-described commission.

         Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.

            The date of this Supplement is January 2, 1998.